Deposits	12 Months Ended
Dec. 31, 2016
Banking and Thrift [Abstract]
Deposits
NOTE 11 Deposits

The composition of deposits at December 31 was as follows:

(Dollars in Millions)	2016	2015
Noninterest-bearing deposits	$86,097	$83,766
Interest-bearing deposits
Interest checking	66,298	59,169
Money market savings	109,947	86,159
Savings accounts	41,783	38,468
Time deposits	30,465	32,838

Total interest-bearing deposits	248,493	216,634

Total deposits	$334,590	$300,400

The maturities of time deposits outstanding at December 31, 2016 were as follows:

(Dollars in Millions)
2017	$23,428
2018	3,019
2019	1,601
2020	1,267
2021	1,147
Thereafter	3

Total	$30,465